Segment information	6 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment information

Note 14 – Segment information

The Company follows ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company’s chief operating decision-makers (i.e., the Company’s chief executive officer and her direct reports, including the Company’s chief financial officer) review financial information presented on a consolidated basis, accompanied by disaggregated information about revenues, cost of revenues, and gross profit by business lines for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. In addition, all of the Company’s revenues are derived solely from the PRC. Based on qualitative and quantitative criteria established by ASC 280, the Company considers itself to be operating within one reportable segment.

Disaggregated information of revenues, cost of revenues and gross profit by business lines are as follows:

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Revenue - projects	$8,148,629	$1,756,987
Revenue - products	471,144	978,015
Revenue - services	129,172	123,542
Total revenues	$8,748,945	$2,858,544

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Cost of revenue – projects	$7,743,337	$1,140,400
Cost of revenue – products	400,783	767,953
Cost of revenue – services	116,022	123,697
Total cost of revenues	$8,260,142	$2,032,050

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Gross profit - projects	$405,292	$616,587
Gross profit - products	70,361	210,062
Gross profit - services	13,150	(155)
Total gross profit	$488,803	$826,494